  [Stradley Ronon Graphic]                                                                                                                                                                                                                                                                                                                                                               Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA  19103

Telephone  215.564.8000

Fax  215.564.8120

www.stradley.com

January 23, 2019

Filed Via EDGAR (CIK # 0000837274)

U.S. Securities and Exchange Commission

100 F Street NE

Washington, DC  20549

RE:         Franklin Templeton Variable Insurance Products Trust (Registrant)

File Nos. 033-23493 and 811-05583

Ladies and Gentlemen:

On behalf of the Franklin Founding Funds Allocation VIP Fund (Allocation Fund) and Franklin Small Cap Value VIP Fund (Small Cap Fund) series of the Registrant, submitted under the EDGAR system, is Post-Effective Amendment No. 102 to the Registrant’s Registration Statement on Form N-1A (Amendment), which is being filed under Rule 485(a)(1) under the Securities Act of 1933 (1933 Act) and the Investment Company Act of 1940 (1940 Act).

The Amendment is being filed to reflect changes to the investment strategies of the Allocation Fund including, among other changes: (i) a shift from a static allocation fund of funds strategy to a direct management strategy; (ii) the addition of an investment manager and two sub-advisers, as approved by shareholders; and (iii) a name change to the “Franklin Allocation VIP Fund.”   In addition, the Amendment reflects the restructuring of the investment management services provided by Franklin Advisory Services, LLC (Advisory Services) to the Small Cap Fund and the personnel that provide such services into Franklin Mutual Advisers, LLC (Franklin Mutual), a wholly owned subsidiary of Franklin Resources, Inc.  In particular, Franklin Mutual assumed the duties and obligations of Advisory Services under the investment management agreement between Advisory Services and the Registrant on behalf of the Small Cap Fund.  Employees of Advisory Services that provided investment management services to the Small Cap Fund became employees of Franklin Mutual. This restructuring did not involve a change in actual control or management of the Small Cap Fund’s investment manager and the same individuals continue to provide portfolio management services to the Small Cap Fund.  Because there is no actual change in control or management of the investment manager, this restructuring did not constitute an “assignment” of the investment management agreement for purposes of the 1940 Act and, therefore, a shareholder vote was not required.

As noted on the facing page, the Amendment relates only to the Allocation and Small Cap Funds and does not otherwise delete, amend, or supersede any other information relating to the prospectus or SAI of any other series of the Registrant.  The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the Commission staff on the Amendment; and (ii) updating certain non-material information contained in the prospectus and statement of additional information.  Please direct any comments or questions regarding this filing to me at (215) 564-8711 or to Kristin Ives at (215) 564-8037.

Sincerely,

/s/ Amy C. Fitzsimmons

Amy C. Fitzsimmons, Esq.